UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.3% (99.8% of Total Investments)

	MUNICIPAL BONDS – 147.1% (99.6% of Total Investments)

	Alabama – 3.6% (2.5% of Total Investments)
$ 11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	11/15 at 100.00	Aaa	$ 11,943,649
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	5,236,250
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	1,001,540
	System Inc., Series 2005A, 5.000%, 11/15/30
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/16 at 100.00	AA	1,511,250
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,375	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,711,300
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
21,770	Total Alabama			22,403,989
	Arizona – 4.0% (2.7% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,398,293
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	3,070,952
	Series 2014A, 5.000%, 12/01/39
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	11,153,703
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/30
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa
	Project, Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	449,764
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	1,038,673
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011,	7/21 at 100.00	A	4,070,760
	5.250%, 7/01/41
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,299,340
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
22,630	Total Arizona			24,481,485
	California – 17.8% (12.1% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,753,215
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
8,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	8,143,280
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,097,350
	Series 2006, 5.000%, 4/01/37
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	790,329
	Series 2013A, 5.000%, 7/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,010,461
	5.000%, 11/15/42 (UB)
1,685	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	2,330,641
	Bond Trust 2015-XF0078, 13.492%, 5/15/40 (IF)
1,345	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,492,264
	Series 2010A, 6.400%, 8/15/45
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	3/23 at 100.00	A+	2,237,800
	Various Projects Series 2013A, 5.000%, 3/01/38
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	1,469,075
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	1,756,635
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A+	5,157,180
	2011A, 5.125%, 10/01/31
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	1,163,020
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist	10/19 at 100.00	BBB+	1,135,307
	Homes of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds,	1/19 at 100.00	BB	1,114,764
	Aspire Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	1/16 at 100.00	CCC	860,900
	Health System, Series 2005A, 5.000%, 7/01/39
3,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election	8/23 at 100.00	AA	3,367,230
	2012 Series 2013B, 5.000%, 8/01/38
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding	No Opt. Call	BBB–	2,216,940
	Series 2013A, 0.000%, 1/15/26
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,184,270
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A	2,082,420
	Redevelopment Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,860	4.500%, 6/01/27	6/17 at 100.00	B+	1,777,732
3,000	5.750%, 6/01/47	6/17 at 100.00	B	2,567,550
610	5.125%, 6/01/47	6/17 at 100.00	B	476,977
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	2,160,330
	Series 2006B, 0.000%, 9/01/27
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	599,384
	California, Series 2010, 5.375%, 3/15/36
2,000	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	2,497,100
	Series 2011, 5.875%, 8/01/31
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Election	8/26 at 100.00	AA	1,140,320
	2006, Series 2011B, 0.000%, 8/01/31 – AGM Insured
1,030	Mount San Antonio Community College District, Los Angeles County, California, General	8/15 at 100.00	AA	907,214
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,691,062
	2009C, 7.000%, 11/01/34
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,323,280
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,350,900
	5.250%, 11/01/21
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,916,300
	5.500%, 5/01/32
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,311,420
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AA+	11,428,416
	Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	771,941
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,914,920
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
5,605	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	5,942,869
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	5,181,360
	Project, Tender Option Bond Trust 3030, 17.867%, 9/01/38 – NPFG Insured (IF)
690	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	777,202
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA	2,901,182
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA	4,675,866
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C,	8/21 at 100.00	Aa2	3,294,540
	5.250%, 8/01/47
104,000	Total California			109,970,946
	Colorado – 7.6% (5.2% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,488,988
	Series 2010, 6.250%, 12/01/35
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	AA	1,662,045
	5.000%, 12/01/35 – BAM Insured
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	711,396
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	731,150
	Series 2013A, 6.000%, 12/01/38
1,240	Colorado City Metropolitan District, Pueblo county, Colorado, Water and Wastewater Enterprise	No Opt. Call	A–	1,254,533
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle	12/19 at 100.00	BBB	1,060,190
	Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	2,175,160
	Project, Series 2013A, 5.000%, 12/01/36
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012,	No Opt. Call	A	1,988,380
	4.000%, 12/01/42
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	No Opt. Call	A–	3,847,692
	Samaritan Society Project, Series 2013A, 5.000%, 6/01/45
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	646,489
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
945	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2008C,	11/18 at 100.00	AA	1,055,707
	5.500%, 11/15/48
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	AA	2,535,728
	5.000%, 11/15/38
20	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	22,107
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Series 2009A:
1,175	5.000%, 3/01/34 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	1,332,556
5	5.000%, 3/01/34 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	5,689
3,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/25 at 100.00	Aa2	3,126,118
	Revenue Bonds, Series 2015C, 4.000%, 3/01/32
1,210	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds,	9/22 at 100.00	AA	1,346,222
	City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2013A, 5.000%,
	9/01/38 – AGM Insured
1,945	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%,	8/25 at 100.00	AA	2,203,432
	8/01/36 – BAM Insured
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB+	1,073,840
	Series 2010, 5.375%, 12/01/40
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,523,268
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds,
	Series 2015:
475	5.500%, 12/01/30	12/22 at 100.00	N/R	500,660
180	5.250%, 12/01/34	12/22 at 100.00	N/R	184,586
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,192,511
500	6.000%, 12/01/38	12/24 at 100.00	N/R	528,175
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	1,060,580
	Series 2011A, 5.000%, 12/01/41
3,015	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	3,557,670
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,500	Parker Water and Sanitation District, Douglas County, Colorado, General Obligation Bonds,	No Opt. Call	AA–	1,614,600
	Refunding Series 2012, 4.500%, 8/01/37
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,409,963
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,673,727
2,100	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R	2,110,920
1,465	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,437,414
43,275	Total Colorado			47,061,496
	Florida – 7.9% (5.3% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/20 at 100.00	BBB–	1,331,375
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	1,027,753
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	883,416
2,115	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A– (4)	2,562,215
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
1,480	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA	1,604,261
	Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (Alternative Minimum Tax)
2,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	AA	2,227,640
	10/01/41 – AGM Insured
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,279,014
	University, Refunding Series 2011, 6.375%, 4/01/31
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	1,891,470
	Subordinate Lien Series 2015A, 5.000%, 10/01/40 (WI/DD, Settling 8/13/15)
	(Alternative Minimum Tax)
1,795	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,114,115
2,050	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A (4)	2,066,175
	5.000%, 10/01/37 (Pre-refunded 10/01/15) – SYNCORA GTY Insured (Alternative Minimum Tax)
1,170	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	1,290,557
	5.000%, 7/01/42
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,770,424
	5.000%, 10/01/42
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/17 at 100.00	N/R	1,016,180
	Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,185	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	2,287,542
	Series 2012A, 5.000%, 10/01/42
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,706,639
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A3	1,479,303
	Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	12,188,440
	AMBAC Insured
44,615	Total Florida			48,726,519
	Georgia – 3.9% (2.7% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	3,114,212
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	AA–	5,645,650
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	5,302,528
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA	1,687,950
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,717,300
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,105	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	5,810,766
	1/01/19 – FGIC Insured (ETM)
21,230	Total Georgia			24,278,406
	Guam – 0.7% (0.5% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	4,381,040
	Series 2010, 5.500%, 7/01/30
	Hawaii – 1.0% (0.6% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A	1,110,090
	Obligated Group, Series 2010A, 5.500%, 7/01/40
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	3,430,590
	Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	1,311,723
	University, Series 2013A, 6.625%, 7/01/33
5,175	Total Hawaii			5,852,403
	Idaho – 0.5% (0.4% of Total Investments)
130	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	136,288
	5.650%, 7/01/26
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	636,287
	Mitigation Series 2012A, 5.000%, 9/01/32
2,230	Twin Falls County School District 411, Idaho, General Obligation Bonds, Series 2014A,	No Opt. Call	Aa1	2,465,154
	4.500%, 9/15/32
2,955	Total Idaho			3,237,729
	Illinois – 16.6% (11.2% of Total Investments)
415	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	421,619
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	AA	1,354,863
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
1,685	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series	No Opt. Call	A3	1,729,484
	1997, 8.500%, 12/01/15 – FGIC Insured
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	3,057,194
	5.000%, 1/01/40
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	1,108,909
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	5,983,947
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,218,460
	5.625%, 1/01/37
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	5,182,200
3,160	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,646,861
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	606,030
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	479,080
905	6.000%, 7/01/43	7/23 at 100.00	A–	1,061,945
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	2,001,913
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	6,100,798
	8/01/37 (Pre-refunded 8/01/17)
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	1,120,424
	Refunding Series 2015C, 5.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,454,840
2,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,464,700
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series	3/20 at 100.00	AA	553,925
	2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
2,910	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,259,753
	Series 2009, 6.125%, 5/15/25
90	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (4)	106,490
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
990	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	1,014,532
	Refunding Series 2007A, 5.250%, 5/01/34
2,615	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,756,576
910	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	965,656
5,295	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,824,235
	5.000%, 1/01/38
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	11,419,011
	General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A2	1,463,585
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A2	946,696
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A2	1,181,935
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding	6/22 at 100.00	BBB+	2,578,875
	Bonds, Series 2012B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AA–	10,052,995
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AA–	10,539,177
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	522,806
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	432,912
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	902,936
2,000	6.250%, 6/01/24	6/16 at 100.00	A	2,095,600
1,945	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,227,044
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,817,806
	6.000%, 10/01/32
119,030	Total Illinois			102,655,812
	Indiana – 2.8% (1.9% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,520,396
2,705	0.000%, 2/01/25	No Opt. Call	AA+	2,029,453
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (4)	3,147,390
	Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)
680	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	BBB+	752,998
	Refunding Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,018,962
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB–	1,597,440
	Project, Refunding Series 2010, 5.125%, 3/01/30
5,380	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	5,622,907
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
605	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	662,584
255	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	273,049
520	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	521,040
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
17,645	Total Indiana			17,146,219
	Iowa – 0.8% (0.5% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,019,980
	5.000%, 7/01/20
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	1,757,548
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,178,740
	5.500%, 12/01/25
4,630	Total Iowa			4,956,268
	Kansas – 1.1% (0.7% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,317,920
1,400	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,614,620
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A,	12/20 at 100.00	A3	1,565,814
	5.000%, 12/01/31
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	652,848
	Mall Project, Series 2010, 5.900%, 4/01/32
775	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	565,603
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,260	Total Kansas			6,716,805
	Kentucky – 1.9% (1.3% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,136,650
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,874,000
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
4,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County	4/23 at 100.00	A+	4,460,720
	Community Hospital Corporation, Series 2013, 5.000%, 4/01/28
10,000	Total Kentucky			11,471,370
	Louisiana – 7.1% (4.8% of Total Investments)
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	8,350,238
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,460	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A+	1,589,108
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	4,021,616
	Series 2007A, 5.500%, 5/15/47
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
5,390	5.000%, 7/01/30	7/23 at 100.00	A	6,087,736
4,580	5.000%, 7/01/31	7/23 at 100.00	A	5,142,195
300	5.000%, 7/01/36	7/23 at 100.00	A	329,784
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	1,529,846
15,820	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	Aa1 (4)	16,323,234
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 661, 16.225%,	5/16 at 100.00	Aa1 (4)	191,622
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
40,445	Total Louisiana			43,565,379
	Maine – 0.7% (0.5% of Total Investments)
540	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	564,932
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	2,274,740
	Center, Series 2011, 6.750%, 7/01/36
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,364,000
	5.000%, 7/01/40
3,790	Total Maine			4,203,672
	Maryland – 0.4% (0.3% of Total Investments)
140	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	1/16 at 100.00	Aa2	140,465
	5.875%, 7/01/16
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,155,700
	Medical Center Issue, Series 2015, 5.000%, 7/01/45
2,140	Total Maryland			2,296,165
	Massachusetts – 1.1% (0.7% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/15 at 101.00	N/R	1,010,670
	5.250%, 10/01/26
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,129,368
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,523,559
	8/01/46 – AGM Insured (UB) (5)
6,365	Total Massachusetts			6,663,597
	Michigan – 3.6% (2.4% of Total Investments)
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	379,136
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	660,969
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	1/16 at 100.00	AA–	6,082,680
	7/01/35 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA–	5,400,054
	7/01/34 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BBB+	2,106,800
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA	1,666,785
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	3,644,364
	Refunding Series 2009, 5.750%, 11/15/39
1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,719,137
	2006A, 5.000%, 12/01/31
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	386,827
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
21,100	Total Michigan			22,046,752
	Minnesota – 2.0% (1.4% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,062,280
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,310	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School	2/24 at 100.00	Aa2	2,480,386
	Building Series 2014A, 4.000%, 2/01/29
5,000	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities	7/25 at 100.00	A	5,621,450
	Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A, 5.000%, 7/01/33
500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/24 at 100.00	A	567,910
	Subordinate Lien, Refunding Series 2014A, 5.000%, 1/01/30
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,884,861
	Project, Series 2007-1, 5.000%, 8/01/36
11,685	Total Minnesota			12,616,887
	Mississippi – 1.3% (0.9% of Total Investments)
835	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/15 at 100.00	BBB	839,868
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
5,215	Mississippi State, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA+	5,990,679
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,136,460
	Project, Series 2008A, 6.500%, 9/01/32
7,050	Total Mississippi			7,967,007
	Missouri – 3.3% (2.2% of Total Investments)
1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,544,158
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
600	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/22 at 100.00	AA–	596,628
	Bonds, Saint Francis Medical Center, Series 2013A, 3.375%, 6/01/28
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	B	1,807,800
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,117,900
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
	Jackson County, Missouri, Special Obligation Bonds, Refunding Series 2015:
500	3.000%, 12/01/29	12/24 at 100.00	Aa3	483,465
205	3.125%, 12/01/30	12/24 at 100.00	Aa3	199,164
1,000	Liberty Public School District 53,Clay County, Missouri, Lease Participation Certificates,	4/22 at 100.00	AA–	1,109,150
	School Boards Association, Series 2014, 5.000%, 4/01/31
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,745,248
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,942,433
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	724,970
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	567,150
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
50	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	54,248
	CoxHealth, Series 2013A, 5.000%, 11/15/44
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	11/24 at 100.00	AA–	2,173,200
	Health, Series 2014F, 5.000%, 11/15/45
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point
	Project, Refunding Series 2014A:
1,000	5.000%, 1/01/32	1/25 at 100.00	A–	1,122,840
1,010	5.000%, 1/01/34	1/25 at 100.00	A–	1,132,341
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds,
	MoPEP Facilities, Series 2012:
1,110	5.000%, 1/01/23	1/21 at 100.00	A2	1,272,759
1,250	5.000%, 1/01/25	1/21 at 100.00	A2	1,409,388
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	480,323
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
19,015	Total Missouri			20,483,165
	Nebraska – 1.4% (1.0% of Total Investments)
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	624,550
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation
	Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	BBB+	2,157,045
3,000	5.000%, 5/15/36	5/24 at 100.00	BBB+	3,219,150
70	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	75,559
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
2,000	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA–	2,269,240
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	538,645
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
8,080	Total Nebraska			8,884,189
	Nevada – 1.1% (0.7% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,653,080
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,942,437
	8.000%, 6/15/30
5,700	Total Nevada			6,595,517
	New Jersey – 1.6% (1.0% of Total Investments)
615	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	689,550
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	931,593
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,326,100
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D,	7/23 at 100.00	A	1,240,971
	5.000%, 7/01/33
575	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	589,795
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
305	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	313,058
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	307,926
115	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	118,038
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,024,614
	Series 2007-1A, 4.750%, 6/01/34
9,575	Total New Jersey			9,541,645
	New Mexico – 0.9% (0.6% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,597,530
	Project, Series 2010A, 6.125%, 7/01/40
4,180	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	4,209,887
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.750%, 5/01/30
5,680	Total New Mexico			5,807,417
	New York – 6.2% (4.2% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	734,915
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,231,207
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,525,792
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	501,705
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,237,196
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,310,620
	5.000%, 9/01/39
1,070	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,213,006
	5.000%, 11/15/34
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	2,771,575
	5.000%, 11/15/38
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,462,913
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
3,750	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	3,838,575
	General Resolution Revenue Bonds, Fiscal 2015 Series AA, 4.000%, 6/15/44
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,048,100
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,870	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	2,072,633
	Center Project, Series 2011, 5.000%, 11/15/44
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	927,479
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AA–	6,346,750
	LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
35,870	Total New York			38,222,466
	North Carolina – 0.8% (0.6% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	784,545
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
940	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes	6/25 at 100.00	BBB–	977,233
	Project, Series 2015, 5.000%, 6/30/54 (Alternative Minimum Tax)
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2015:
2,000	4.000%, 4/01/35	4/25 at 100.00	Aa3	2,088,020
1,250	5.000%, 4/01/40	4/25 at 100.00	Aa3	1,394,988
4,940	Total North Carolina			5,244,786
	North Dakota – 0.9% (0.6% of Total Investments)
1,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	N/R (4)	1,186,880
	Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,648,258
	6.250%, 11/01/31
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,018,531
	Group, Series 2012, 5.000%, 12/01/32
5,065	Total North Dakota			5,853,669
	Ohio – 4.3% (2.9% of Total Investments)
9,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	8,239,176
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	A	2,253,040
3,000	5.750%, 11/01/40	11/20 at 100.00	A	3,416,580
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	3,268,973
	Services, Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	765,737
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	5,516,771
	2011A, 6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	895,112
	Project, Series 2009E, 5.625%, 10/01/19
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,285,640
	2013A-1, 5.250%, 2/15/33
26,055	Total Ohio			26,641,029
	Oklahoma – 1.3% (0.9% of Total Investments)
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	2,296,750
	5.375%, 6/01/33 – BAM Insured (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,903,667
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	96,225
	System, Tender Option Bond Trust 3500, 8.546%, 6/15/30 (IF)
7,758	Total Oklahoma			8,296,642
	Oregon – 0.4% (0.3% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding	5/22 at 100.00	BBB	1,354,455
	Series 2014A, 5.000%, 5/01/40
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	1,125,140
	5.000%, 6/15/28
2,270	Total Oregon			2,479,595
	Pennsylvania – 6.8% (4.6% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	1,004,110
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	114,161
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	1,051,065
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
1,080	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	1,145,297
	Ministries Project, Series 2015, 5.000%, 1/01/38
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
5,440	5.250%, 1/15/36	1/25 at 100.00	Baa2	5,809,594
825	5.250%, 1/15/45	1/25 at 100.00	Baa2	871,885
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,156,426
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38
	(Alternative Minimum Tax)
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	648,192
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,667,437
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
5,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA–	6,040,702
	Revenue, Series 2013A, 5.000%, 12/01/38
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	6,246,885
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,861,604
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A+	6,311,681
1,425	6.500%, 8/01/41	8/20 at 100.00	A+	1,702,633
670	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	733,503
	Series 2014A, 5.000%, 6/01/44
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	1,824,792
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
38,475	Total Pennsylvania			42,189,967
	South Carolina – 2.1% (1.4% of Total Investments)
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.250%,	No Opt. Call	AA–	6,110,800
	1/01/21 – FGIC Insured
6,400	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	7,110,016
	2014C, 5.000%, 12/01/39
11,400	Total South Carolina			13,220,816
	Tennessee – 1.0% (0.7% of Total Investments)
3,825	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	4,161,103
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,397,503
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	704,228
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
9,580	Total Tennessee			6,262,834
	Texas – 19.0% (12.9% of Total Investments)
5,480	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding	2/17 at 100.00	AAA	5,563,186
	Series 2006F, 4.250%, 8/15/36
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,147,580
	6.000%, 1/01/41
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	4,288,360
	5.000%, 11/01/38 (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,836,912
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,514,165
	2013A, 5.125%, 10/01/43
4,775	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue	No Opt. Call	A–	5,142,866
	Refunding Bonds, Baylor College of Medicine, Series 2012A, 5.000%, 11/15/37
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	16,442,375
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
3,855	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A,	7/22 at 100.00	A	4,202,451
	5.000%, 7/01/32 (Alternative Minimum Tax)
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	AA (4)	10,439,475
	5.750%, 12/01/32 – AGM Insured (ETM)
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	3,053,133
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,781,013
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A1	1,254,407
1,100	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA	1,209,703
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	2,790,800
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
3,150	5.000%, 1/01/33	1/25 at 100.00	A2	3,473,001
2,345	5.000%, 1/01/38	1/25 at 100.00	A2	2,552,368
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	1,639,033
	5.000%, 2/01/34
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	291,820
	Texas Health Resources Project, Trust 1031, 18.102%, 2/15/30 (IF) (5)
2,730	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,150,393
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/20 at 100.00	N/R (4)	256,261
	Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
5,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	5,417,464
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,980	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	2,379,742
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
2,500	5.000%, 12/15/27	No Opt. Call	A3	2,765,675
4,835	5.000%, 12/15/28	No Opt. Call	A3	5,299,208
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,901,977
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,392,920
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	597,210
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,490,980
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38
	(Alternative Minimum Tax)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,086,530
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.806%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,135,005
4,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	4,393,120
	Refunding Series 2015C, 5.000%, 8/15/32
1,020	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A,	No Opt. Call	A–	889,522
	0.000%, 8/15/21 – AMBAC Insured
300	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A,	No Opt. Call	A3 (4)	267,753
	0.000%, 8/15/21 – AMBAC Insured (ETM)
7,800	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/15 at 100.00	Aaa	8,268,702
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
117,670	Total Texas			117,315,110
	Utah – 0.5% (0.3% of Total Investments)
295	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	1/16 at 100.00	AA	297,649
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
160	5.500%, 1/01/18 (Alternative Minimum Tax)	1/16 at 100.00	AA–	160,405
110	5.650%, 1/01/21 (Alternative Minimum Tax)	1/16 at 100.00	Aaa	110,234
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	877,327
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB–	1,593,984
	School, Series 2010A, 6.375%, 7/15/40
2,930	Total Utah			3,039,599
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	272,908
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	2,795,977
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			3,068,885
	Virginia – 1.4% (1.0% of Total Investments)
3,045	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/38	No Opt. Call	BBB–	1,005,246
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	695,760
	Series 2007B1, 5.000%, 6/01/47
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,844,549
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,640	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,	7/22 at 100.00	BBB–	5,314,795
	Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
10,450	Total Virginia			8,860,350
	Washington – 1.4% (0.9% of Total Investments)
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series	10/22 at 100.00	Aa2	2,375,182
	2012A, 5.000%, 10/01/42
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,368,320
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,060,500
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,595	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,708,931
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
7,780	Total Washington			8,512,933
	West Virginia – 1.3% (0.9% of Total Investments)
1,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,154,770
	Center, Series 2009A, 5.625%, 9/01/32
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	5,803,142
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
7,110	Total West Virginia			7,957,912
	Wisconsin – 4.5% (3.0% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic,	2/19 at 100.00	A3	895,408
	Inc., Series 2009, 5.875%, 2/15/39
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,471,456
	Inc., Series 2010B, 5.000%, 4/01/30
2,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,298,681
	Series 2012, 5.000%, 6/01/32
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	4,340,320
	Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial
	Hospital, Inc., Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,573,480
1,310	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,431,543
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	3,205,620
	Hospital, Inc., Series 2014B, 5.000%, 7/01/44
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,000	5.250%, 8/15/21	8/16 at 100.00	A–	5,218,900
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,023,660
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	1,138,245
	Hollow Project. Series 2014, 5.250%, 10/01/39
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	5,168,800
	5/01/16) – NPFG Insured (UB) (5)
26,165	Total Wisconsin			27,766,113
$ 884,088	Total Municipal Bonds (cost $835,022,915)			908,944,585

Shares	Description (1)			Value
	COMMON STOCKS – 0.2% (0.2% of Total Investments)

	Airlines – 0.2% (0.2% of Total Investments)
30,308	American Airlines Group Inc. (6)			$ 1,215,351
	Total Common Stocks (cost $781,297)			1,215,351

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 51	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 9,155
13	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	1,810
$ 64	Total Corporate Bonds (cost $5,770)				10,965
	Total Long-Term Investments (cost $835,809,982)				910,170,901

Principal		Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.2% of Total Investments)

	MUNICIPAL BONDS – 0.4% (0.2% of Total Investments)

	California – 0.4% (0.2% of Total Investments)
$ 1,800	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity		No Opt. Call	N/R	$ 1,815,858
	Health System, Series 2014A, 6.000%, 12/15/15 (7)
175	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity		No Opt. Call	N/R	176,542
	Health System, Series 2014B, 6.000%, 12/15/15 (7)
265	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity		No Opt. Call	N/R	267,334
	Health System, Series 2014C, 6.000%, 12/15/15 (7)
$ 2,240	Total Short-Term Investments (cost $2,240,000)				2,259,734
	Total Investments (cost $838,049,982) – 147.7%				912,430,635
	Floating Rate Obligations – (7.5)%				(46,619,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.5)% (9)				(262,200,000)
	Other Assets Less Liabilities – 2.3%				14,065,203
	Net Assets Applicable to Common Shares – 100%				$ 617,676,838

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$908,944,585	$ —	$908,944,585
Common Stocks	1,215,351	—	—	1,215,351
Corporate Bonds	—	—	10,965	10,965
Short-Term Investments:
Municipal Bonds	—	—	2,259,734	2,259,734
Total	$1,215,351	$908,944,585	$2,270,699	$912,430,635

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $791,836,632.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$78,429,927
Depreciation	(4,456,748)
Net unrealized appreciation (depreciation) of investments	$73,973,179

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015